Note 11 - Related Party Transactions (Details Textual) - Chief Executive Officer [Member]	12 Months Ended
Mar. 31, 2022 USD ($) shares
Ecoark Holdings [Member]
Notes Receivable, Related Parties	$ 1,242,000
Banner Midstream Corp. [Member]
Notes Receivable, Related Parties	$ 2,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares) | shares	2,740,000